Employee Benefits	6 Months Ended
Jun. 30, 2024
Employee Benefits [Abstract]
Employee Benefits

5. Employee Benefits

	SIX MONTHS ENDED
	JUNE 30, 2024	JUNE 30, 2023
Salaries	1,159,881	1,344,405
Pension costs	102,793	95,391
Share based compensation expense	254,288	198,792
Other employee costs and social benefits	187,621	163,218
Recharged to related party	(285,706)	-
Total employee benefits	1,418,877	1,801,806
Employee benefits attributable to continuing operations	1,418,877	1,266,316
Employee benefits attributable to discontinued operations	-	535,490

Salaries decreased in the first six months ended June 30, 2024, primarily due to decreased headcount compared to the first six months ended June 30, 2023. Share based compensation includes expense related to employee stock options of $254,288 in the first six months ended June 30, 2024, compared to $198,793 in the first six months ended June 30, 2023.

A total of 262,103 options were granted in the six months ended June 30, 2024 (25,350 options in the corresponding six-month period in 2023). The exercise price of the options granted as share based compensation under the Equity Incentive Plan was $1.57 (for the six months ended June 30, 2023: $19.20). The methodology for computation of share based compensation expense for the period is consistent with the methodology used in 2023.

In consideration of the objectives of the Company’s Equity Incentive Plan, namely the motivation and retention of employees, the Company’s Compensation Committee decided in April 2024 to align the exercise price of all stock options which had been issued under the Company’s Equity Incentive Plan prior to the option grant in the first half of 2024 and were held by active / currently employed members of the Company’s Board, Executive Management and staff. The strike price was thus reduced to $1.57 per common share, in line with the newly issued stock options; all other terms and conditions of the options remained unchanged. The modification concerned a total of 140,170 stock options. The modification increased the fair value of the stock options granted by $49,622, the incremental fair value is recognized over the remaining vesting period.